Related party transactions (Tables)	12 Months Ended
Mar. 31, 2022
Related party transactions [abstract]
Schedule of transactions between related parties
The following significant transactions with related parties were in the normal course of business. Amounts receivable from and payable to related parties are due on normal commercial terms:

	2022	2021	2020
	£m	£m	£m
Sales: Goods and services supplied to a pension plan	3	3	5
Sales: Goods and services supplied to joint ventures¹	284	79	101
Sales: Goods and services supplied to associates²	—	1	33
Purchases: Goods and services received from joint ventures³	19	35	61
Purchases: Goods and services received from associates³	41	43	56

Receivable from joint ventures⁴	43	263	255
Receivable from associates	1	—	1
Payable to joint ventures[5]	247	17	—
Payable to associates	4	3	4
Interest income from joint ventures	—	—	2
Interest income from associates	—	—	8

Dividends received from joint ventures[6]	123	49	34
Dividends received from associates[7]	35	32	41
1.    During the year, £74 million of sales were made to Emerald Energy Venture LLC (2021: £50 million; 2020: £21 million) and a further £7 million (2021: £6 million; 2020; £32 million) of sales were made to NGET/SPT Upgrades Limited. Prior to the Group’s disposal of its equity interest in St William Homes LLP on 15 March 2022, a further £202 million (2021: £14 million; 2020: £38 million) of property sites were sold to St William Homes LLP.
2.    In previous years, sales related to transactions with Quadgas, until the date it ceased to be a related party following the disposal of our 39% stake in June 2019 (see note 10) and included income of £31 million in 2020 relating to a Transitional Service Agreement following the sale of the UK Gas Distribution business to Quadgas.
3.    During the year, the Group received goods and services from a number of US associates, both for the transportation of gas and for pipeline services in the US, most notably, £38 million (2021: £41 million; 2020: £31 million) of purchases from Millennium Pipeline Company LLC. The Group purchased assets of £18 million (2021: £17 million; 2020: £nil) from BritNed Development Limited. The Group also purchased assets of £0.3 million (2021: £5 million; 2020: £58 million) from NGET/SPT Upgrades Limited (a joint venture).
4.    Amounts receivable from joint ventures include £33 million (2021: £19 million; 2020: £nil) from Emerald Energy Venture LLC. Amounts receivable in comparative periods include amounts due from St William Homes LLP, which is no longer a related party of the Group (2021: £241 million; 2020: £242 million).
5.    Amounts payable to joint ventures include £223 million due to Bight Wind Holdings LLC, NGV’s joint venture with RWE Renewables, in respect of a capital call to NGV following the successful auction of six seabed leases in New York.
6.    Includes dividends of £39 million (2021: £18 million; 2020: £25 million) received from BritNed Development Limited and £77 million (2021: £25 million; 2020: £8 million) from Nemo Link Limited.
7.    Includes dividends of £34 million (2021: £31 million; 2020: £32 million) received from Millennium Pipeline Company LLC.